Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.67950%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$654,426.94

Principal:
Principal Collections	$11,547,411.65
Prepayments in Full	$5,285,024.26
Liquidation Proceeds	$153,061.18
Recoveries	$55,435.14
Sub Total	$17,040,932.23
Collections	$17,695,359.17

Purchase Amounts:
Purchase Amounts Related to Principal	$230,261.76
Purchase Amounts Related to Interest	$1,217.10
Sub Total	$231,478.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,926,838.03

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,926,838.03
Servicing Fee	$237,804.04	$237,804.04	$0.00	$0.00	$17,689,033.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,689,033.99
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,689,033.99
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,689,033.99
Interest - Class A-3 Notes	$101,955.65	$101,955.65	$0.00	$0.00	$17,587,078.34
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$17,450,038.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,450,038.34
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$17,398,984.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,398,984.01
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$17,360,567.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,360,567.76
Regular Principal Payment	$16,062,119.87	$16,062,119.87	$0.00	$0.00	$1,298,447.89
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,298,447.89
Residual Released to Depositor	$0.00	$1,298,447.89	$0.00	$0.00	$0.00
Total		$17,926,838.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,062,119.87
Total					$16,062,119.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,062,119.87	$52.63	$101,955.65	$0.33	$16,164,075.52	$52.96
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$16,062,119.87	$15.26	$328,466.23	$0.31	$16,390,586.10	$15.57

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$88,019,262.58	0.2883986	$71,957,142.71	0.2357705
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$243,429,262.58	0.2312625	$227,367,142.71	0.2160032

Pool Information
Weighted Average APR	2.658%	2.649%
Weighted Average Remaining Term	30.24	29.46
Number of Receivables Outstanding	22,654	21,953
Pool Balance	$285,364,852.15	$267,992,355.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$264,481,453.51	$248,419,333.64
Pool Factor	0.2494090	0.2342254

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$19,573,021.74
Targeted Overcollateralization Amount	$40,625,212.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,625,212.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$156,737.92
(Recoveries)		110	$55,435.14
Net Loss for Current Collection Period			$101,302.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4260%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2823%
Second Prior Collection Period			0.4977%
Prior Collection Period			0.9967%
Current Collection Period			0.4394%
Four Month Average (Current and Prior Three Collection Periods)			0.5540%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2486	$9,779,503.90
(Cumulative Recoveries)			$1,645,274.14
Cumulative Net Loss for All Collection Periods			$8,134,229.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7109%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,933.83
Average Net Loss for Receivables that have experienced a Realized Loss			$3,272.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.78%	295	$4,779,284.68
61-90 Days Delinquent	0.25%	41	$663,291.40
91-120 Days Delinquent	0.02%	4	$60,291.12
Over 120 Days Delinquent	0.18%	27	$492,572.37
Total Delinquent Receivables	2.24%	367	$5,995,439.57

Repossession Inventory:
Repossessed in the Current Collection Period		19	$326,032.93
Total Repossessed Inventory		27	$462,219.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2878%
Prior Collection Period			0.2825%
Current Collection Period			0.3280%
Three Month Average			0.2994%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4538%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer